CREDIT FACILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
CREDIT FACILITIES [Abstract]
Schedule of Notes Payable
The following table summarizes the credit facilities and promissory notes discussed above for the period ended September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013

Credit Facility - Moody Bank	$244,593	$783,049
Credit facility – MNH Holdings	8,008,335	9,300,000
Convertible Note Payable - KBM	158,500	-
Debt discount	(111,348)	-
Promissory Notes	782,000	712,000
Total notes payable	$9,082,080	$10,795,049

The following table summarizes the credit facilities and promissory notes discussed above for the period ended December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012

Credit Facility - Comerica Bank	$-	$19,063,447
Credit Facility - Moody Bank	783,049	1,385,885
Credit facility – MNH Holdings	9,300,000	-
Promissory Notes	712,000	712,000
Total notes payable	$10,795,049	$21,161,332